Vanguard Explorer Value™ Fund

Summary Prospectus

December 23, 2014

Investor Shares for Participants

Vanguard Explorer Value Fund Investor Shares (VEVFX)

The Fund’s statutory Prospectus and Statement of Additional Information dated
December 23, 2014, as may be amended or supplemented, are incorporated into and made part of this Summary Prospectus by reference.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also obtain this information at no cost by calling 800-523-1188 or by sending an e-mail request to
online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with Fund operations.

Shareholder Fees
(Fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.53%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.09%
Total Annual Fund Operating Expenses[1]	0.66%

1 Acquired Fund Fees and Expenses are not included in the Fund's financial statements, which provide a clearer picture of a fund's actual operating costs.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invested $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$67	$211	$368	$822

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests mainly in the stocks of small and mid-size U.S. companies, choosing stocks considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and are trading at prices that an advisor feels are below average in relation to measures such as cash flow and book value. These stocks may have above-average dividend yields. The Fund uses multiple investment advisors.

Principal Risks

An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund is subject to the following risks, which could affect the Fund’s performance:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Investment style risk, which is the chance that returns from small- and mid-capitalization value stocks will trail returns from the overall stock market. Historically,

small- and mid-cap stocks have been more volatile in price than the large-cap stocks that dominate the overall market, and they often perform quite differently. Small and mid-size companies tend to have greater stock volatility because, among other things, these companies are more sensitive to changing economic conditions.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investments in the financial and information technology sectors subject the Fund to proportionately higher exposure to the risks of these sectors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Explorer Value Fund Investor Shares1

1 The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2014, was –1.75%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.90% (quarter ended December 31, 2011), and the lowest return for a quarter was –19.86% (quarter ended September 30, 2011).

Average Annual Total Returns for Periods Ended December 31, 2013

		Since
		Inception
		(Mar. 30,
	1 Year	2010)
Vanguard Explorer Value Fund Investor Shares	38.15%	18.13%
Russell 2500 Value Index
(reflects no deduction for fees or expenses)	33.32%	15.88%

Investment Advisors

Cardinal Capital Management, L.L.C. (Cardinal Capital) Frontier Capital Management Co., LLC (Frontier Capital) Sterling Capital Management LLC (Sterling)

Portfolio Managers

Eugene Fox III, Partner and Portfolio Manager of Cardinal Capital. He has co-managed a portion of the Fund since its inception in 2010.

Robert B. Kirkpatrick, CFA, Partner and Portfolio Manager of Cardinal Capital. He has co-managed a portion of the Fund since its inception in 2010.

Rachel D. Matthews, Partner and Portfolio Manager of Cardinal Capital. She has co-managed a portion of the Fund since 2013.

Thomas W. Duncan, Jr., Senior Vice President and Portfolio Manager of Frontier Capital. He has co-managed a portion of the Fund since its inception in 2010.

William A. Teichner, CFA, Senior Vice President and Portfolio Manager of Frontier Capital. He has co-managed a portion of the Fund since its inception in 2010.

Timothy P. Beyer, CFA, Managing Director and Portfolio Manager of Sterling. He has co-managed a portion of the Fund since 2012.

Eduardo A. Brea, CFA, Managing Director and Portfolio Manager of Sterling. He has co-managed a portion of the Fund since its inception in 2010.

Tax Information

The Fund’s distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan’s Summary Plan Description, or your tax advisor about the tax consequences of plan withdrawals.

Payments to Financial Intermediaries

The Fund and its investment advisors do not pay financial intermediaries for sales of Fund shares.

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Vanguard Explorer Value Fund Investor Shares—Fund Number 1690

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SPI 1690 122014